Stock Options - Summary of Assumptions Used for Calculating Fair Value of Options Granted (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.93%	1.93%	1.53%
Expected life of the options	6 months	6 months	1 year 5 months 27 days
Expected volatility	316.60%	316.60%	130.30%
Maximum [Member]
Risk-free interest rate	2.33%	2.33%	1.76%
Expected life of the options	2 years 5 months 9 days	2 years 5 months 9 days	3 years 5 months 9 days
Expected volatility	420.80%	420.80%	374.50%